Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (15,057)	$ (15,318)	$ (14,652)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	295	332	323
Share-based compensation	1,373	869	1,310
Exchange rate changes in cash and cash equivalents and long-term restricted deposits	(114)	39	(25)
Non-cash short-term interest on deposits			(29)
Changes in assets and liabilities:
Increase in trade receivables	(110)	(118)	(25)
Decrease (increase) in inventory	(637)	287	582
Decrease (increase) in prepaid expenses and other receivables	229	(237)	496
Decrease in right of use assets	327	271	182
Increase (decrease) in trade payables	(369)	730	(212)
Decrease in lease liabilities	(284)	(256)	(191)
Increase (decrease) in employees and employees related liabilities	(98)	764	(141)
Increase (decrease) in other current liabilities	(129)	74	(168)
Net cash used in operating activities	(14,574)	(12,563)	(12,550)
Cash flows from investing activities:
Investment in short-term deposits	(5,000)	(1,373)	(500)
Withdrawal of short-term deposits	5,000	1,902
Withdrawal of (investment in) restricted deposits		(12)	296
Purchase of property and equipment	(36)	(71)	(480)
Net cash provided by (used in) investing activities	(36)	446	(684)
Cash flows from financing activities:
Loan from related party	2,000
Repayment of loan from related party	(2,000)
Proceeds from issuance of ordinary shares, warrants and pre-funded warrants, net of issuance costs	15,539	9,187
Proceeds from exercise of warrants and pre-funded warrants	295
Exercise of options to ordinary shares			83
Net cash provided by financing activities	15,834	9,187	83
Increase (decrease) in cash and cash equivalents	1,224	(2,930)	(13,151)
Cash and cash equivalents beginning of the year	7,564	10,533	23,659
Effect of foreign exchange rate on cash and cash equivalents	109	(39)	25
Cash and cash equivalents end of the year	8,897	7,564	10,533
Non-cash activities
Obtaining a right-of-use asset in exchange for a lease liability	$ 41	$ 116	$ 193